Shareholders’ Deficit (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Aug. 13, 2021	Feb. 28, 2021
Shareholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Warrant outstanding	6,885,000	6,885,000
Price per share	11.50%	11.50%
Issue price per share (in Dollars per share)	$ 9.2		$ 10
Total equity proceeds	60.00%	60.00%
Price per share (in Dollars per share)	$ 11.5	$ 9.2	$ 11.5
Maket value issued percentage	115.00%	115.00%
Redemption trigger price (in Dollars per share)	$ 18	$ 18
Market value and newly issued price percentage	180.00%	180.00%
Exercise price per share (in Dollars per share)	$ 9.2	$ 9.2
Warrants outstanding term	5 years	5 years	5 years
Description of warrants	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A ordinary shares and equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Public Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding	6,666,667
Private Placement [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrant outstanding	218,333
Price per share	11.50%	11.50%
Issue price per share (in Dollars per share)	$ 10	$ 10
Price per share (in Dollars per share)	$ 9.2	$ 9.2
Maket value issued percentage	115.00%	115.00%
Redemption trigger price (in Dollars per share)	$ 18	$ 18
Market value and newly issued price percentage	180.00%	180.00%
Warrants [Member]
Shareholders’ Deficit (Details) [Line Items]
Issue price per share (in Dollars per share)	$ 9.2
Total equity proceeds	60.00%	60.00%
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares voting rights	Class A ordinary shares are entitled to one vote for each share their own	Class A ordinary shares are entitled to one vote for each share
Ordinary shares, issued	655,000	655,000
Ordinary shares, outstanding	655,000	655,000
Subject to possible redemption	20,000,000	20,000,000
Percentage of common stock	25.00%	25.00%
Issue price per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued		20,655,000
Shares outstanding		20,655,000
Shares subject to possible redemption		20,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued	6,666,667	6,666,667
Ordinary shares, outstanding	6,666,667	6,666,667
Issue price per share (in Dollars per share)				$ 0.003
Shares issued				7,666,667
Shares subject to possible redemption		1,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock, shares voting rights	Holders of record of the Class A ordinary shares and Class B ordinary shares are entitled to one vote for each share held on all matters to be voted on by shareholders.	Holders of record of the Class A ordinary shares and Class B ordinary shares are entitled to one vote for each share